Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3. RECENT ACCOUNTING PRONOUNCEMENTS

Recently Effective

In October 2009, the Financial Accounting Standards Board, or FASB, issued ASU No. 2009-13 ("ASU 2009-13"), "Multiple-Deliverable Revenue Arrangements." ASU 2009-13 amends ASC 605-25 regarding revenue arrangements with multiple deliverables. By providing another alternative for determining the selling price of deliverables, the guidance for arrangements with multiple deliverables will allow companies to allocate consideration in multiple deliverable arrangements in a manner that better reflects the transaction economics and will often result in earlier revenue recognition. The new guidance modifies the fair value requirements of previous guidance by allowing "best estimate of selling price" in addition to vendor-specific objective evidence ("VSOE") and other vendor objective evidence ("VOE," now referred to as "TPE," standing for third-party evidence) for determining the selling price of a deliverable. A vendor is now required to use its best estimate of the selling price when VSOE or TPE of the selling price cannot be determined. In addition, the residual method of allocating arrangement consideration is no longer permitted under the new guidance. The adoption of this guidance, effective for fiscal years beginning on or after June 15, 2010, did not have an impact on the Group's consolidated financial statements.

In December 2009, the FASB issued ASU No. 2009-17, "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities." The amendments in this update are the result of FASB Statement No. 167 "Amendments to FASB Interpretation No. 46 (R)", which is now codified as FASB ASC 810-10-50-2A "Consolidation-Overall-Disclosure-Variable Interest Entities" and is effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-17 did not have a material impact to the Group's consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820)-Improving Disclosures about Fair Value Measurements" that sets forth additional requirements and guidance regarding disclosures of fair value measurements. This ASU amends the FASB Codification to require gross presentation of activity within the Level 3 fair value measurement roll forward and details of transfers in and out of Level 1 and 2 fair value measurements. It also clarifies two existing disclosure requirements of ASC 820-10, Fair Value Measurements and Disclosures-Overall, on the level of disaggregation of fair value measurements and disclosures on inputs and valuation techniques. The final ASU does not require a sensitivity analysis for Level 3 measurements. The new requirements and guidance were effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 roll forward which is effective for fiscal years beginning after December 15, 2010 (including interim periods within those fiscal years). The adoption of ASU 2010-06 had no material effect on the Group's consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-13, "Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades". The ASU updates the guidance in ASC 718, Compensation-Stock Compensation, to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of ASU 2010-13 did not impact the Group's consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-29, "Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations". The ASU specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The ASU also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this guidance had no material impact to the Group's consolidated financial statements.

Recently Issued

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Group does not expect that the adoption of this guidance will have any material impact to the consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05, "Comprehensive Income: Presentation of Comprehensive Income." The amendment requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for interim periods and annual periods beginning after December 15, 2011. The Group does not expect the adoption of this guidance in 2012 to impact the consolidated financial statements as the Group currently presents a continuous statement of operations and comprehensive income. Further, the requirement for presentation of reclassifications from other comprehensive income to net income on a line item basis contained in the new accounting standards update is presently subject to indefinite deferral by the FASB pending further evaluation.

In September 2011, the FASB issued Accounting Standards Update 2011-08, "Testing Goodwill for Impairment" (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for a reporting unit (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of a reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011 with early adoption permitted. The Company has not early adopted this guidance, and expects that the adoption of the guidance will not change, nor would it be expected to change, the conclusions reached in periodic impairment evaluations for goodwill.